Intangible asset - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Cost
Beginning Balance	$ 24,529
Ending Balance	21,388	$ 24,529
Net carrying amounts
Intangible assets	21,388	24,529
Cost
Cost
Beginning Balance	37,074
Additions	39
Ending Balance	37,113	37,074
Net carrying amounts
Intangible assets	37,113	37,074
Cost | Commercialization Rights Trogarzo North America
Cost
Beginning Balance	11,972
Ending Balance	11,972	11,972
Net carrying amounts
Intangible assets	11,972	11,972
Cost | Commercialization rights- Trogarzo®European Territory
Cost
Beginning Balance	7,612
Ending Balance	7,612	7,612
Net carrying amounts
Intangible assets	7,612	7,612
Cost | Commercialization rights – EGRIFTA SV®
Cost
Beginning Balance	14,041
Ending Balance	14,041	14,041
Net carrying amounts
Intangible assets	14,041	14,041
Cost | Oncology Platform
Cost
Beginning Balance	3,449
Additions	39
Ending Balance	3,488	3,449
Net carrying amounts
Intangible assets	3,488	3,449
Accumulated amortization
Accumulated amortization
Beginning balance	12,545	9,594
Amortization	3,180	2,951
Ending Balance	15,725	12,545
Accumulated amortization | Commercialization Rights Trogarzo North America
Accumulated amortization
Beginning balance	2,213	1,158
Amortization	1,054	1,055
Ending Balance	3,267	2,213
Accumulated amortization | Commercialization rights- Trogarzo®European Territory
Accumulated amortization
Beginning balance	384
Amortization	615	384
Ending Balance	999	384
Accumulated amortization | Commercialization rights – EGRIFTA SV®
Accumulated amortization
Beginning balance	9,948	8,436
Amortization	1,511	1,512
Ending Balance	11,459	9,948
Accumulated amortization | Oncology Platform
Accumulated amortization
Ending Balance	0
Net Carrying Amount [Member]
Cost
Beginning Balance	24,529
Ending Balance	21,388	24,529
Net carrying amounts
Intangible assets	21,388	24,529
Net Carrying Amount [Member] | Commercialization Rights Trogarzo North America
Cost
Beginning Balance	9,759
Ending Balance	8,705	9,759
Net carrying amounts
Intangible assets	8,705	9,759
Net Carrying Amount [Member] | Commercialization rights- Trogarzo®European Territory
Cost
Beginning Balance	7,228
Ending Balance	6,613	7,228
Net carrying amounts
Intangible assets	6,613	7,228
Net Carrying Amount [Member] | Commercialization rights – EGRIFTA SV®
Cost
Beginning Balance	4,093
Ending Balance	2,582	4,093
Net carrying amounts
Intangible assets	2,582	4,093
Net Carrying Amount [Member] | Oncology Platform
Cost
Beginning Balance	3,449
Ending Balance	3,488	3,449
Net carrying amounts
Intangible assets	$ 3,488	$ 3,449